Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,000,000.00
Previously Paid Amount	153.10
Total Fee Amount	84,205.00
Total Offset Amount	0.00
Net Fee	$ 84,051.90